Principal Subsidiaries, Investments in Associates and Joint Ventures - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Name of subsidiary	ING Groep N.V.
Minimum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal investments in associates	20.00%
Maximum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal investments in associates	50.00%